Direxion Daily DIS Bear 1X ETF Investment Objectives and Goals - Direxion Daily DIS Bear 1X ETF	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Direxion Daily DIS Bear 1X ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the daily performance of DIS. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.